Segment information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment information
2. Segment information

The Group is a leading worldwide creative transformation organisation offering national and multinational clients a comprehensive range of communications, experience, commerce and technology services. Substantially all of the Group’s revenue is from contracts with customers.

Recent restructuring actions, including the mergers of VMLY&R and Wunderman Thompson, the One Ogilvy strategy and the reorganisation of our specialist healthcare agencies, mean that certain units have been reclassified between the previously reported sectors. In order to take account of these changes, the internal reporting of the Group used by the Chief Executive Officer (the Chief Operating Decision Maker) to review performance and allocate resources has also changed. The Group has therefore reassessed its segment information under IFRS 8 Operating Segments. In assessing the Group’s reportable segments, the Directors have considered the similar economic characteristics of certain operating segments, their shared client base and the similar nature of their products or services, amongst other factors. As a result, the Group is now organised into three reportable segments – Global Integrated Agencies; Public Relations; and Specialist Agencies. The Data Investment Management segment is now excluded from the segment analysis as it is classified as discontinued operations. Comparatives have been restated.

Reportable segments
Reported contributions were as follows:

Continuing operations – Income statement	Revenue 1	Revenue less pass-through costs 2	Headline operating profit 3	Headline operating profit margin 4
	£m	£m	£m
2019
Global Integrated Agencies 5	10,205.2	8,108.1	1,219.5	15.0%
Public Relations 6	956.5	898.0	140.6	15.7%
Specialist Agencies 7	2,072.4	1,840.4	200.5	10.9%
	13,234.1		1,560.6
2018 8
Global Integrated Agencies 5	9,930.7	8,070.8	1,228.2	15.2%
Public Relations 6	931.7	879.9	139.2	15.8%
Specialist Agencies 7	2,184.3	1,925.0	283.8	14.7%
	13,046.7		1,651.2
2017 8
Global Integrated Agencies 5	10,028.6	8,315.5	1,321.3	15.9%
Public Relations 6	915.0	864.3	123.5	14.3%
Specialist Agencies 7	2,202.8	1,964.3	348.3	17.7%
	13,146.4		1,793.1

Notes
1	Intersegment sales have not been separately disclosed as they are not material.
2
Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are changed directly to clients, predominantly media and data collection costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.

3	A reconciliation from operating profit to headline operating profit is provided in note 32.
4	Headline operating profit margin is calculated as headline operating profit (defined above) as a percentage of revenue less pass-through costs.
5	Global Integrated Agencies includes all of Grey, GroupM, Hogarth, Ogilvy, VMLY&R and Wunderman Thompson.
6	Public Relations represents the Group’s specialists in this area and remains as previously reported but excludes Ogilvy PR which now sits within Global Integrated Agencies as part of Ogilvy.
7	Specialist Agencies represent the Group’s other agencies that specialise in certain areas, whether by region or range of services.
8
Prior year figures have been
re-presented
in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies. As a result Data Investment Management is now excluded from the segment analysis.

Continuing operations – Other information	Share-based payments	Capital additions 1	Depreciation and amortisation 2	Goodwill impairment 3	Share of results of associates	Interests in associates and joint ventures
	£m	£m	£m	£m	£m	£m
2019
Global Integrated Agencies	54.3	265.6	392.8	4.8	17.0	164.2
Public Relations	4.6	17.5	31.5	–	(0.3)	5.5
Specialist Agencies 4	7.1	46.7	84.0	42.9	(2.0)	643.3
	66.0	329.8	508.3	47.7	14.7	813.0
2018 5
Global Integrated Agencies	59.5	255.6	159.1	142.8	25.4	175.1
Public Relations	7.1	12.5	10.8	–	1.3	6.2
Specialist Agencies 4	11.7	45.9	39.4	33.7	3.8	615.5
	78.3	314.0	209.3	176.5	30.5	796.8
2017 5
Global Integrated Agencies	77.8	214.3	157.1	–	16.2	179.9
Public Relations	7.2	9.5	9.8	7.5	0.9	5.6
Specialist Agencies 4	13.3	47.2	42.2	19.6	80.9	879.7
	98.3	271.0	209.1	27.1	98.0	1,065.2

Notes
1	Capital additions include purchases of property, plant and equipment and other intangible assets (including capitalised computer software).
2	Depreciation of property, plant and equipment, depreciation of right-of-use assets and amortisation of other intangible assets.
3	Goodwill impairment figures in 2018 have been restated, as described in the accounting policies.
4	Specialist Agencies includes the Kantar associate and amounts previously reported under the Data Investment Management segment.
5	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.

Contributions by geographical area were as follows:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Revenue 2
North America 3	4,854.7	4,851.7	5,083.5
United Kingdom	1,797.1	1,785.6	1,737.4
Western Continental Europe	2,628.8	2,589.6	2,455.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,953.5	3,819.8	3,869.8
	13,234.1	13,046.7	13,146.4
Revenue less pass-through costs 4
North America 3	4,034.3	4,059.7	4,335.2
United Kingdom	1,390.1	1,393.8	1,390.0
Western Continental Europe	2,176.4	2,182.9	2,063.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,245.7	3,239.3	3,355.0

Headline operating profit 5
North America 3	662.0	710.6	816.3
United Kingdom	188.5	179.6	218.1
Western Continental Europe	261.5	289.4	249.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	448.6	471.6	508.9
	1,560.6	1,651.2	1,793.1

Headline operating profit margin 6	Margin	Margin 1	Margin 1
North America	16.4%	17.5%	18.8%
United Kingdom	13.6%	12.9%	15.7%
Western Continental Europe	12.0%	13.3%	12.1%
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	13.8%	14.6%	15.2%
Notes
1	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
2	Intersegment sales have not been separately disclosed as they are not material.
3
North America includes the US with revenue of £4,576.5 million (2018: £4,576.1 million, 2017: £4,782.0 million), revenue less pass-through costs of £3,806.3 million (2018: £3,836.0 million, 2017: £4,089.9 million) and headline operating profit of £620.6 million (2018: £674.4 million, 2017: £773.5 million).

4
Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are changed directly to clients, predominantly media and data collection costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.

5	A reconciliation from operating profit to headline operating profit is provided in note 32.
6	Headline operating profit margin is calculated as headline operating profit (defined above) as a percentage of revenue less pass-through costs.

Continuing operations	2019 £m	2018 £m
Non-current assets 1
North America 2	6,812.6	7,247.0
United Kingdom	1,743.3	2,067.9
Western Continental Europe	3,417.2	4,371.9
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,665.7	4,005.9
	15,638.8	17,692.7

Notes
1	Non-current assets excluding financial instruments and deferred tax.
2	North America includes the United States with non-current assets of £6,354.7 million (2018: £6,770.6 million).